16. EVENT AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2020
Notes
16. EVENT AFTER THE REPORTING PERIOD	16. EVENT AFTER THE REPORTING PERIOD Subsequent to December 31, 2020, the Company incorporated a wholly-owned subsidiary AVU Kosova LLC.